UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10431

InvestEd Portfolios

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

(Address of principal executive offices) (Zip code)

Jennifer K. Dulski

6300 Lamar Avenue

Overland Park, Kansas 66202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (913) 236-2000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2018

ITEM 1. REPORTS TO STOCKHOLDERS.

INVESTED 529 PLAN	Semiannual Report JUNE 30, 2018

Ticker
InvestEd Aggressive Portfolio	WAGPX
InvestEd Growth Portfolio	WAGRX
InvestEd Balanced Portfolio	WBLAX
InvestEd Conservative Portfolio	WICAX
InvestEd Income Portfolio	WICPX
InvestEd Fixed Income Portfolio	WFXPX

CONTENTS	INVESTED PORTFOLIOS

This report is submitted for the general information of the shareholders of InvestEd Portfolios. It is not authorized for distribution to prospective investors in the Portfolios unless preceded or accompanied by a current InvestEd Portfolios prospectus along with the InvestEd Program Overview and Ivy Funds InvestEd 529 Plan Account Application.

Non-residents of Arizona or taxpayers of states other than Arizona should consider participating in the 529 plan(s) available in their state of residence, as such plan(s) may offer more favorable state income tax or other benefits than those offered under the Ivy Funds InvestEd 529 Plan. Please consult your CPA or other tax advisor regarding your personal tax situation.

2

PRESIDENT’S LETTER	INVESTED PORTFOLIOS

JUNE 30, 2018 (UNAUDITED)
Philip J. Sanders, CFA

Dear Shareholder,

Market volatility returned strongly in the first half of 2018 as trade disputes, geopolitical tensions and uncertain global growth rates provided a choppy ride for investors. On the global economic front, the U.S. continued to set the pace as corporate earnings remained strong and business confidence continued to soar. Against that backdrop, the heightened rhetoric and growing quarrels between the U.S. and key trading partners could unsettle the markets for the remainder of the year. What might the second half of 2018 have in store for the markets and investors?

The health of the U.S. economy remains a pocket of strength for global growth despite a slow start to the year and the looming presence of higher market volatility. The U.S. Tax and Jobs Act signed into law by President Donald Trump in late 2017 and a $1.3 trillion stimulus bill passed in March of this year likely contributed to that strength. Overall business optimism remains strong despite concern over the Trump administration’s position on several issues, most notably the direction of U.S. trade policy.

We believe U.S. GDP growth remains on pace with our initial 2018 forecast of 2.9%. While inflation has picked up slightly, it is still in line with the U.S. Federal Reserve’s (Fed) target of a 2% annual rate. A strong labor market also is contributing to the upbeat U.S. economic picture. The unemployment rate fell to 3.8% in May, the lowest level in 18 years. While improving, wage gains this year have been modest given the low level of unemployment. See the table for a fiscal year-over-year comparison of some common market metrics.

Eurozone GDP performance has been tepid and weaker than expected this year, with growth at a 0.4% non-annualized rate. We believe a markedly harsh winter in areas of Europe and an uptick in work absences due to seasonal illness contributed to the less than stellar performance. We think the first-quarter slowdown was exaggerated and expect a slight rebound in growth going forward. A similar phenomenon happened in the U.K., where we also expect growth to rebound, although increasing friction in Brexit negotiations about the U.K.’s exit from the European Union (EU) has created downside risks.

Japan’s lackluster economic performance in the first quarter caused us to lower our growth projection to 1.2% for the year. However, we believe growth could pick up in the second half of 2018 based on our expectations for solid employment growth, fiscal stimulus, an influx of construction projects in anticipation of the 2020 Summer Olympics and an increasing desire for companies to make investments in capital expenditures. Given soft inflation data, we expect the Bank of Japan to continue trailing other central banks in tightening its ultra-accommodative policies.

While emerging-market economies held up well to start 2018, currency headwinds and tariffs impacting global trade negatively impacted these markets in the second quarter. Despite the recent downturn, we expect steady global growth for the remainder of 2018, which we believe will provide opportunities for exporting countries across emerging economies.

We remain aware of risks, and believe it is important to stay focused on the fundamentals and merits of individual market sectors, industries and companies when making investment decisions. Those fundamentals historically have tended to outweigh external factors such as government policies and regulations. While those can affect every business and investor, we think the innovation and management skill within individual companies ultimately drive long-term stock prices.

Expanding valuations and corporate earnings growth have been key drivers in the equity markets. We believe continued earnings growth will need to carry more of the burden going forward. We see potential catalysts for growth in several areas and industries and our team continues to seek investment opportunities around the globe.

Economic Snapshot

	6/30/2018	12/31/2017
S&P 500 Index	2,718.37	2,673.61
MSCI EAFE Index	1,958.64	2,050.79
10-Year Treasury Yield	2.85%	2.40%
U.S. unemployment rate	4.0%	4.1%
30-year fixed mortgage rate	4.55%	3.99%
Oil price per barrel	$74.15	$60.42

Sources: Bloomberg, U.S. Department of Labor, MBA, CME

All government statistics shown are subject to periodic revision. The S&P 500 Index is an unmanaged index that tracks the stocks of 500 primarily large-cap U.S. companies. MSCI EAFE Index is an unmanaged index comprised of securities that represent the securities markets in Europe, Australasia and the Far East. It is not possible to invest directly in any of these indexes. Mortgage rates are from BankRate and reflect the overnight national average rate on a conventional 30-year fixed loan. Oil prices reflect the market price of West Texas intermediate grade crude.

Respectfully,

Philip J. Sanders, CFA

President

The opinions expressed in this letter are those of the President of the InvestEd Portfolios and are current only through the end of the period of the report, as stated on the cover. The President’s views are subject to change at any time, based on market and other conditions, and no forecasts can be guaranteed.

2018	SEMIANNUAL REPORT	3

ILLUSTRATION OF PORTFOLIO EXPENSES	INVESTED PORTFOLIOS

(UNAUDITED)

Expense Example

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and exchange fees; and (2) ongoing costs, including management fees, distribution and service fees, and other Portfolio expenses. The following table is intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. As a shareholder in the underlying Waddell & Reed Advisors Funds, your Portfolio will indirectly bear its pro rata share of the expenses incurred by the underlying funds. These expenses are not included in a Portfolio’s annualized expense ratio or the expenses paid during the period. These expenses are, however, included in the effective expenses paid during the period. The example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period ended June 30, 2018.

Actual Expenses

The first section in the following table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7. 5), then multiply the result by the number in the first section under the heading entitled “Expenses Paid during Period” to estimate the expenses you paid on your account during this period. There may be additional fees charged to holders of certain accounts that are not included in the expenses shown in the table. You should consider the additional fees that were charged to your Portfolio account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value as such additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Hypothetical Example for Comparison Purposes

The second section in the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of five percent per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this five percent hypothetical example with the five percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual(1)			Hypothetical(2)			Annualized Expense Ratio Based on the Six-Month Period
Portfolio	Beginning Account Value 12-31-17	Ending Account Value 6-30-18	Expenses Paid During Period*	Beginning Account Value 12-31-17	Ending Account Value 6-30-18	Expenses Paid During Period*
InvestEd Aggressive Portfolio	$1,000	$1,009.50	$1.21	$1,000	$1,023.56	$1.21	0.25%
InvestEd Growth Portfolio	$1,000	$1,007.10	$1.20	$1,000	$1,023.56	$1.21	0.25%
InvestEd Balanced Portfolio	$1,000	$1,003.40	$1.20	$1,000	$1,023.56	$1.21	0.25%
InvestEd Conservative Portfolio	$1,000	$1,000.00	$1.20	$1,000	$1,023.56	$1.21	0.25%
InvestEd Income Portfolio	$1,000	$996.10	$1.20	$1,000	$1,023.55	$1.21	0.25%
InvestEd Fixed Income Portfolio	$1,000	$993.00	$1.20	$1,000	$1,023.55	$1.21	0.25%

*	Portfolio expenses are equal to the Portfolio’s annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by 181 days in the six-month period ended June 30, 2018, and divided by 365.

(1)	This section uses the Portfolio’s actual total return and actual Portfolio expenses. It is a guide to the actual expenses paid by the Portfolio in the period. The “Ending Account Value” shown is computed using the Portfolio’s actual return and the “Expenses Paid During Period” column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. A shareholder may use the information here, together with the dollar amount invested, to estimate the expenses that were paid over the period. For every thousand dollars a shareholder has invested, the expenses are listed in the last column of this section.

(2)	This section uses a hypothetical five percent annual return and actual Portfolio expenses. It helps to compare the Portfolio’s ongoing costs with other mutual funds. A shareholder can compare the Portfolio’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other Portfolios.

The above illustration is based on ongoing costs only and does not include any transactional costs, such as sales loads or exchange fees.

4	SEMIANNUAL REPORT	2018

PORTFOLIO HIGHLIGHTS	INVESTED PORTFOLIOS

ALL DATA IS AS OF JUNE 30, 2018 (UNAUDITED)

InvestEd Aggressive Portfolio – Asset Allocation

Ivy International Core Equity Fund, Class N	19.9%
Ivy Value Fund, Class N	11.4%
Ivy Large Cap Growth Fund, Class N	11.2%
Ivy ProShares MSCI ACWI Index Fund, Class N	8.9%
Ivy ProShares S&P 500 Dividend Aristocrats Index Fund, Class N	7.6%
Ivy Core Equity Fund, Class N	6.5%
Ivy Emerging Markets Equity Fund, Class N	6.1%
Ivy Mid Cap Growth Fund, Class N	5.1%
Ivy Mid Cap Income Opportunities Fund, Class N	5.1%
Ivy Securian Core Bond, Class N	3.3%
Ivy LaSalle Global Real Estate Fund, Class N	3.1%
Ivy Government Securities Fund, Class N	2.6%
Ivy ProShares Russell 2000 Dividend Growers Index Fund, Class N	2.1%
Ivy Small Cap Growth Fund, Class N	2.1%
Ivy Limited-Term Bond Fund, Class N	2.0%
Ivy ProShares S&P 500 Bond Index Fund, Class N	0.8%
Ivy Global Bond Fund, Class N	0.5%
Ivy High Income Fund, Class N	0.5%
Ivy Corporate Bond, Class N	0.5%
Ivy Small Cap Core Fund, Class N	0.5%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	0.2%

InvestEd Growth Portfolio – Asset Allocation

Ivy International Core Equity Fund, Class N	16.0%
Ivy Value Fund, Class N	9.9%
Ivy Large Cap Growth Fund, Class N	9.6%
Ivy ProShares MSCI ACWI Index Fund, Class N	8.4%
Ivy Securian Core Bond, Class N	7.6%
Ivy ProShares S&P 500 Dividend Aristocrats Index Fund, Class N	6.5%
Ivy Limited-Term Bond Fund, Class N	6.1%
Ivy Government Securities Fund, Class N	5.6%
Ivy Core Equity Fund, Class N	5.5%
Ivy Emerging Markets Equity Fund, Class N	4.7%
Ivy Mid Cap Growth Fund, Class N	3.6%
Ivy Mid Cap Income Opportunities Fund, Class N	3.6%
Ivy Global Bond Fund, Class N	2.3%
Ivy Small Cap Growth Fund, Class N	2.1%
Ivy LaSalle Global Real Estate Fund, Class N	2.1%
Ivy ProShares Russell 2000 Dividend Growers Index Fund, Class N	2.1%
Ivy ProShares S&P 500 Bond Index Fund, Class N	1.5%
Ivy High Income Fund, Class N	1.3%
Ivy Corporate Bond, Class N	1.0%
Ivy Small Cap Core Fund, Class N	0.5%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	0.0%

2018	SEMIANNUAL REPORT	5

PORTFOLIO HIGHLIGHTS	INVESTED PORTFOLIOS

ALL DATA IS AS OF JUNE 30, 2018 (UNAUDITED)

InvestEd Balanced Portfolio – Asset Allocation

Ivy Securian Core Bond, Class N	12.7%
Ivy International Core Equity Fund, Class N	12.1%
Ivy Government Securities Fund, Class N	9.1%
Ivy Limited-Term Bond Fund, Class N	9.1%
Ivy Value Fund, Class N	7.9%
Ivy Large Cap Growth Fund, Class N	7.6%
Ivy ProShares MSCI ACWI Index Fund, Class N	7.4%
Ivy ProShares S&P 500 Dividend Aristocrats Index Fund, Class N	5.0%
Ivy Core Equity Fund, Class N	4.5%
Ivy Global Bond Fund, Class N	3.8%
Ivy Emerging Markets Equity Fund, Class N	3.7%
Ivy Mid Cap Income Opportunities Fund, Class N	3.1%
Ivy Mid Cap Growth Fund, Class N	3.0%
Ivy ProShares S&P 500 Bond Index Fund, Class N	2.5%
Ivy High Income Fund, Class N	1.8%
Ivy ProShares Russell 2000 Dividend Growers Index Fund, Class N	1.6%
Ivy LaSalle Global Real Estate Fund, Class N	1.6%
Ivy Small Cap Growth Fund, Class N	1.5%
Ivy Corporate Bond, Class N	1.5%
Ivy Small Cap Core Fund, Class N	0.5%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	0.0%

InvestEd Conservative Portfolio – Asset Allocation

Ivy Securian Core Bond, Class N	18.9%
Ivy Limited-Term Bond Fund, Class N	14.1%
Ivy Government Securities Fund, Class N	13.6%
Ivy International Core Equity Fund, Class N	7.2%
Ivy Large Cap Growth Fund, Class N	6.0%
Ivy Value Fund, Class N	5.9%
Ivy Global Bond Fund, Class N	5.0%
Ivy ProShares MSCI ACWI Index Fund, Class N	4.7%
Ivy ProShares S&P 500 Bond Index Fund, Class N	4.0%
Ivy ProShares S&P 500 Dividend Aristocrats Index Fund, Class N	4.0%
Ivy Core Equity Fund, Class N	3.5%
Ivy High Income Fund, Class N	2.5%
Ivy Corporate Bond, Class N	2.3%
Ivy Mid Cap Income Opportunities Fund, Class N	2.0%
Ivy Mid Cap Growth Fund, Class N	2.0%
Ivy Emerging Markets Equity Fund, Class N	1.9%
Ivy LaSalle Global Real Estate Fund, Class N	0.8%
Ivy ProShares Russell 2000 Dividend Growers Index Fund, Class N	0.8%
Ivy Small Cap Growth Fund, Class N	0.5%
Ivy Small Cap Core Fund, Class N	0.3%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	0.0%

6	SEMIANNUAL REPORT	2018

PORTFOLIO HIGHLIGHTS	INVESTED PORTFOLIOS

ALL DATA IS AS OF JUNE 30, 2018 (UNAUDITED)

InvestEd Income Portfolio – Asset Allocation

Ivy Limited-Term Bond Fund, Class N	31.1%
Ivy Securian Core Bond, Class N	18.9%
Ivy Government Securities Fund, Class N	14.1%
Ivy International Core Equity Fund, Class N	4.3%
Ivy ProShares S&P 500 Bond Index Fund, Class N	4.0%
Ivy Value Fund, Class N	3.9%
Ivy Large Cap Growth Fund, Class N	3.5%
Ivy ProShares MSCI ACWI Index Fund, Class N	3.4%
Ivy Global Bond Fund, Class N	3.2%
Ivy Core Equity Fund, Class N	2.5%
Ivy ProShares S&P 500 Dividend Aristocrats Index Fund, Class N	2.5%
Ivy Corporate Bond, Class N	2.3%
Ivy High Income Fund, Class N	1.8%
Ivy Mid Cap Income Opportunities Fund, Class N	1.0%
Ivy Mid Cap Growth Fund, Class N	1.0%
Ivy Emerging Markets Equity Fund, Class N	0.9%
Ivy LaSalle Global Real Estate Fund, Class N	0.5%
Ivy ProShares Russell 2000 Dividend Growers Index Fund, Class N	0.5%
Ivy Small Cap Core Fund, Class N	0.3%
Ivy Small Cap Growth Fund, Class N	0.3%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	0.0%

InvestEd Fixed Income Portfolio – Asset Allocation

Ivy Limited-Term Bond Fund, Class N	57.4%
Ivy Government Money Market Fund, Class N	17.6%
Ivy Government Securities Fund, Class N	9.9%
Ivy Securian Core Bond, Class N	7.5%
Ivy Global Bond Fund, Class N	4.5%
Ivy ProShares S&P 500 Bond Index Fund, Class N	2.0%
Ivy Corporate Bond, Class N	1.0%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	0.1%

The percentages of investments in the underlying funds may not currently be within the target allocation ranges disclosed in the Portfolios’ prospectus due to market movements; these percentages are expected to change over time, and deviation from the target allocation ranges due to market movements is permitted by the prospectus.

+ Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

2018	SEMIANNUAL REPORT	7

SCHEDULE OF INVESTMENTS	INVESTED PORTFOLIOS (in thousands)

JUNE 30, 2018 (UNAUDITED)

InvestEd Aggressive Portfolio

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy Core Equity Fund, Class N	77	$1,321
Ivy Corporate Bond, Class N	17	102
Ivy Emerging Markets Equity Fund, Class N	63	1,235
Ivy Global Bond Fund, Class N	11	102
Ivy Government Securities Fund, Class N	98	515
Ivy High Income Fund, Class N	14	103
Ivy International Core Equity Fund, Class N	203	4,029
Ivy Large Cap Growth Fund, Class N	89	2,251
Ivy LaSalle Global Real Estate Fund, Class N	59	634
Ivy Limited-Term Bond Fund, Class N	39	410
Ivy Mid Cap Growth Fund, Class N (A)	37	1,028
Ivy Mid Cap Income Opportunities Fund, Class N	74	1,036
Ivy ProShares MSCI ACWI Index Fund, Class N	159	1,804
Ivy ProShares Russell 2000 Dividend Growers Index Fund, Class N	40	421
Ivy ProShares S&P 500 Bond Index Fund, Class N	16	154
Ivy ProShares S&P 500 Dividend Aristocrats Index Fund, Class N	137	1,529
Ivy Securian Core Bond, Class N	64	670
Ivy Small Cap Core Fund, Class N	5	104
Ivy Small Cap Growth Fund, Class N	16	416
Ivy Value Fund, Class N	96	2,295

TOTAL AFFILIATED MUTUAL FUNDS – 99.8%		$20,159
(Cost: $19,724)

SHORT-TERM SECURITIES	Principal
Master Note – 0.2%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 2.240%, 7-6-18 (B)	$50	50

TOTAL SHORT-TERM SECURITIES – 0.2%		$50
(Cost: $50)

TOTAL INVESTMENT SECURITIES – 100.0%		$20,209
(Cost: $19,774)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.0%		3

NET ASSETS – 100.0%		$20,212

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)

Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2018. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$20,159	$—	$—
Short-Term Securities	—	50	—

Total	$20,159	$50	$—

During the period ended June 30, 2018, there were no transfers between Level 1 and 2.

The following acronym is used throughout this schedule:

LIBOR = London Interbank Offered Rate

InvestEd Growth Portfolio

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy Core Equity Fund, Class N	424	$7,295
Ivy Corporate Bond, Class N	223	1,336
Ivy Emerging Markets Equity Fund, Class N	315	6,193
Ivy Global Bond Fund, Class N	314	3,002
Ivy Government Securities Fund, Class N	1,403	7,396
Ivy High Income Fund, Class N	225	1,676
Ivy International Core Equity Fund, Class N	1,064	21,144
Ivy Large Cap Growth Fund, Class N	500	12,687
Ivy LaSalle Global Real Estate Fund, Class N	256	2,756
Ivy Limited-Term Bond Fund, Class N	757	8,028
Ivy Mid Cap Growth Fund, Class N (A)	170	4,697
Ivy Mid Cap Income Opportunities Fund, Class N	338	4,733
Ivy ProShares MSCI ACWI Index Fund, Class N	978	11,115
Ivy ProShares Russell 2000 Dividend Growers Index Fund, Class N	258	2,746
Ivy ProShares S&P 500 Bond Index Fund, Class N	209	2,004
Ivy ProShares S&P 500 Dividend Aristocrats Index Fund, Class N	775	8,644
Ivy Securian Core Bond, Class N	963	10,082
Ivy Small Cap Core Fund, Class N	30	681
Ivy Small Cap Growth Fund, Class N	103	2,714
Ivy Value Fund, Class N	546	13,014

TOTAL AFFILIATED MUTUAL FUNDS – 100.0%		$131,943
(Cost: $129,521)

SHORT-TERM SECURITIES	Principal
Master Note – 0.2%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 2.240%, 7-6-18 (B)	$282	282

TOTAL SHORT-TERM SECURITIES – 0.2%		$282
(Cost: $282)

TOTAL INVESTMENT SECURITIES – 100.2%		$132,225
(Cost: $129,803)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.2)%		(206)

NET ASSETS – 100.0%		$132,019

8	SEMIANNUAL REPORT	2018

SCHEDULE OF INVESTMENTS	INVESTED PORTFOLIOS (in thousands)

JUNE 30, 2018 (UNAUDITED)

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)

Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2018. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$131,943	$—	$—
Short-Term Securities	—	282	—

Total	$131,943	$282	$—

During the period ended June 30, 2018, there were no transfers between Level 1 and 2.

The following acronym is used throughout this schedule:

LIBOR = London Interbank Offered Rate

InvestEd Balanced Portfolio

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy Core Equity Fund, Class N	213	$3,665
Ivy Corporate Bond, Class N	205	1,231
Ivy Emerging Markets Equity Fund, Class N	155	3,044
Ivy Global Bond Fund, Class N	321	3,073
Ivy Government Securities Fund, Class N	1,410	7,433
Ivy High Income Fund, Class N	193	1,441
Ivy International Core Equity Fund, Class N	495	9,840
Ivy Large Cap Growth Fund, Class N	243	6,150
Ivy LaSalle Global Real Estate Fund, Class N	118	1,269
Ivy Limited-Term Bond Fund, Class N	697	7,396
Ivy Mid Cap Growth Fund, Class N (A)	89	2,472
Ivy Mid Cap Income Opportunities Fund, Class N	178	2,491
Ivy ProShares MSCI ACWI Index Fund, Class N	530	6,023
Ivy ProShares Russell 2000 Dividend Growers Index Fund, Class N	119	1,265
Ivy ProShares S&P 500 Bond Index Fund, Class N	214	2,052
Ivy ProShares S&P 500 Dividend Aristocrats Index Fund, Class N	366	4,083
Ivy Securian Core Bond, Class N	986	10,320
Ivy Small Cap Core Fund, Class N	19	418
Ivy Small Cap Growth Fund, Class N	48	1,250
Ivy Value Fund, Class N	268	6,395

TOTAL AFFILIATED MUTUAL FUNDS – 100.0%		$81,311
(Cost: $80,615)

SHORT-TERM SECURITIES	Principal
Master Note – 0.7%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 2.240%, 7-6-18 (B)	$544	544

TOTAL SHORT-TERM SECURITIES – 0.7%		$544
(Cost: $544)

TOTAL INVESTMENT SECURITIES – 100.7%		$81,855
(Cost: $81,159)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.7)%		(562)

NET ASSETS – 100.0%		$81,293

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)

Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2018. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$81,311	$—	$—
Short-Term Securities	—	544	—

Total	$81,311	$544	$—

During the period ended June 30, 2018, there were no transfers between Level 1 and 2.

The following acronym is used throughout this schedule:

LIBOR = London Interbank Offered Rate

2018	SEMIANNUAL REPORT	9

SCHEDULE OF INVESTMENTS	INVESTED PORTFOLIOS (in thousands)

JUNE 30, 2018 (UNAUDITED)

InvestEd Conservative Portfolio

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy Core Equity Fund, Class N	170	$2,923
Ivy Corporate Bond, Class N	316	1,893
Ivy Emerging Markets Equity Fund, Class N	79	1,560
Ivy Global Bond Fund, Class N	439	4,201
Ivy Government Securities Fund, Class N	2,169	11,433
Ivy High Income Fund, Class N	283	2,111
Ivy International Core Equity Fund, Class N	305	6,053
Ivy Large Cap Growth Fund, Class N	199	5,045
Ivy LaSalle Global Real Estate Fund, Class N	61	651
Ivy Limited-Term Bond Fund, Class N	1,112	11,798
Ivy Mid Cap Growth Fund, Class N (A)	61	1,690
Ivy Mid Cap Income Opportunities Fund, Class N	122	1,703
Ivy ProShares MSCI ACWI Index Fund, Class N	344	3,912
Ivy ProShares Russell 2000 Dividend Growers Index Fund, Class N	61	649
Ivy ProShares S&P 500 Bond Index Fund, Class N	351	3,366
Ivy ProShares S&P 500 Dividend Aristocrats Index Fund, Class N	300	3,350
Ivy Securian Core Bond, Class N	1,516	15,874
Ivy Small Cap Core Fund, Class N	10	214
Ivy Small Cap Growth Fund, Class N	16	427
Ivy Value Fund, Class N	206	4,918

TOTAL AFFILIATED MUTUAL FUNDS – 100.0%		$83,771
(Cost: $84,043)

SHORT-TERM SECURITIES	Principal
Master Note – 0.2%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 2.240%, 7-6-18 (B)	$204	204

TOTAL SHORT-TERM SECURITIES – 0.2%		$204
(Cost: $204)

TOTAL INVESTMENT SECURITIES – 100.2%		$83,975
(Cost: $84,247)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.2)%		(169)

NET ASSETS – 100.0%		$83,806

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)

Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2018. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$83,771	$—	$—
Short-Term Securities	—	204	—

Total	$83,771	$204	$—

During the period ended June 30, 2018, there were no transfers between Level 1 and 2.

The following acronym is used throughout this schedule:

LIBOR = London Interbank Offered Rate

InvestEd Income Portfolio

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy Core Equity Fund, Class N	144	$2,482
Ivy Corporate Bond, Class N	375	2,251
Ivy Emerging Markets Equity Fund, Class N	47	927
Ivy Global Bond Fund, Class N	339	3,246
Ivy Government Securities Fund, Class N	2,674	14,094
Ivy High Income Fund, Class N	236	1,757
Ivy International Core Equity Fund, Class N	217	4,317
Ivy Large Cap Growth Fund, Class N	138	3,498
Ivy LaSalle Global Real Estate Fund, Class N	48	516
Ivy Limited-Term Bond Fund, Class N	2,927	31,052
Ivy Mid Cap Growth Fund, Class N (A)	36	1,004
Ivy Mid Cap Income Opportunities Fund, Class N	72	1,012
Ivy ProShares MSCI ACWI Index Fund, Class N	301	3,426
Ivy ProShares Russell 2000 Dividend Growers Index Fund, Class N	48	514
Ivy ProShares S&P 500 Bond Index Fund, Class N	417	4,001
Ivy ProShares S&P 500 Dividend Aristocrats Index Fund, Class N	223	2,488
Ivy Securian Core Bond, Class N	1,802	18,870
Ivy Small Cap Core Fund, Class N	11	255
Ivy Small Cap Growth Fund, Class N	10	254
Ivy Value Fund, Class N	163	3,897

TOTAL AFFILIATED MUTUAL FUNDS – 100.0%		$99,861
(Cost: $100,928)

SHORT-TERM SECURITIES	Principal
Master Note – 0.3%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 2.240%, 7-6-18 (B)	$263	263

TOTAL SHORT-TERM SECURITIES – 0.3%		$263
(Cost: $263)

TOTAL INVESTMENT SECURITIES – 100.3%		$100,124
(Cost: $101,191)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.3)%		(296)

NET ASSETS – 100.0%		$99,828

10	SEMIANNUAL REPORT	2018

SCHEDULE OF INVESTMENTS	INVESTED PORTFOLIOS (in thousands)

JUNE 30, 2018 (UNAUDITED)

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)

Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2018. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$99,861	$—	$—
Short-Term Securities	—	263	—

Total	$99,861	$263	$—

During the period ended June 30, 2018, there were no transfers between Level 1 and 2.

The following acronym is used throughout this schedule:

LIBOR = London Interbank Offered Rate

InvestEd Fixed Income Portfolio

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy Corporate Bond, Class N	78	$466
Ivy Global Bond Fund, Class N	221	2,114
Ivy Government Money Market Fund, Class N	8,293	8,293
Ivy Government Securities Fund, Class N	891	4,697
Ivy Limited-Term Bond Fund, Class N	2,557	27,133
Ivy ProShares S&P 500 Bond Index Fund, Class N	97	930
Ivy Securian Core Bond, Class N	338	3,542

TOTAL AFFILIATED MUTUAL FUNDS – 99.9%		$47,175
(Cost: $48,063)

SHORT-TERM SECURITIES	Principal
Master Note – 0.8%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 2.240%, 7-6-18 (A)	$374	374

TOTAL SHORT-TERM SECURITIES – 0.8%		$374
(Cost: $374)

TOTAL INVESTMENT SECURITIES – 100.7%		$47,549
(Cost: $48,437)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.7)%		(314)

NET ASSETS – 100.0%		$47,235

Notes to Schedule of Investments

(A)

Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2018. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$47,175	$—	$—
Short-Term Securities	—	374	—

Total	$47,175	$374	$—

During the period ended June 30, 2018, there were no transfers between Level 1 and 2.

The following acronym is used throughout this schedule:

LIBOR = London Interbank Offered Rate

See accompanying Notes to Financial Statements.

2018	SEMIANNUAL REPORT	11

STATEMENTS OF ASSETS AND LIABILITIES	INVESTED PORTFOLIOS

AS OF JUNE 30, 2018 (UNAUDITED)

(In thousands, except per share amounts)	InvestEd Aggressive Portfolio		InvestEd Growth Portfolio	InvestEd Balanced Portfolio	InvestEd Conservative Portfolio	InvestEd Income Portfolio	InvestEd Fixed Income Portfolio
ASSETS
Investments in unaffiliated securities at value+	$50		$282	$544	$204	$263	$374
Investments in affiliated mutual funds at market value+	20,159		131,943	81,311	83,771	99,861	47,175
Investments at Market Value	20,209		132,225	81,855	83,975	100,124	47,549
Cash	1		1	1	2	1	1
Dividends and interest receivable	—	*	9	9	13	19	11
Capital shares sold receivable	40		19	8	10	56	3
Receivable from affiliates	—	*	2	2	1	1	1
Total Assets	20,250		132,256	81,875	84,001	100,201	47,565

LIABILITIES
Investment securities purchased payable	38		119	386	4	183	136
Capital shares redeemed payable	—		118	196	191	189	193
Distribution and service fees payable	—	*	—	—	—	1	1
Total Liabilities	38		237	582	195	373	330
Total Net Assets	$20,212		$132,019	$81,293	$83,806	$99,828	$47,235

NET ASSETS
Capital paid in (shares authorized – unlimited)	$19,204		$111,996	$67,679	$83,612	$98,584	$47,485
Undistributed net investment income	186		1,734	1,741	2,266	1,614	688
Accumulated net realized gain (loss)	387		15,867	11,177	(1,800)	697	(50)
Net unrealized appreciation (depreciation)	435		2,422	696	(272)	(1,067)	(888)
Total Net Assets	$20,212		$132,019	$81,293	$83,806	$99,828	$47,235

CAPITAL SHARES OUTSTANDING	1,899		10,397	6,952	7,846	9,862	4,755

NET ASSET VALUE PER SHARE	$10.64		$12.70	$11.69	$10.68	$10.12	$9.93

+COST
Investments in unaffiliated securities at cost	$50		$282	$544	$204	$263	$374
Investments in affiliated mutual funds at cost	19,724		129,521	80,615	84,043	100,928	48,063

* Not shown due to rounding.

See Accompanying Notes to Financial Statements.

12	SEMIANNUAL REPORT	2018

STATEMENTS OF OPERATIONS	INVESTED PORTFOLIOS

FOR THE SIX MONTHS ENDED JUNE 30, 2018 (UNAUDITED)

(In thousands)	InvestEd Aggressive Portfolio	InvestEd Growth Portfolio	InvestEd Balanced Portfolio	InvestEd Conservative Portfolio	InvestEd Income Portfolio	InvestEd Fixed Income Portfolio
INVESTMENT INCOME
Dividends from affiliated mutual funds	$74	$714	$564	$766	$1,001	$467
Interest and amortization from unaffiliated securities	1	2	2	2	2	4
Total Investment Income	75	716	566	768	1,003	471

EXPENSES
Distribution and service fees	24	168	102	106	122	55
Net Investment Income	51	548	464	662	881	416

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments in affiliated mutual funds	54	676	328	282	171	(13)
Net change in unrealized appreciation (depreciation) on:
Investments in affiliated mutual funds	44	(181)	(479)	(954)	(1,438)	(675)
Net Realized and Unrealized Gain (Loss)	98	495	(151)	(672)	(1,267)	(688)
Net Increase (Decrease) in Net Assets Resulting from Operations	$149	$1,043	$313	$(10)	$(386)	$(272)

See Accompanying Notes to Financial Statements.

2018	SEMIANNUAL REPORT	13

STATEMENTS OF CHANGES IN NET ASSETS	INVESTED PORTFOLIOS

	InvestEd Aggressive Portfolio		InvestEd Growth Portfolio		InvestEd Balanced Portfolio
(In thousands)	Six months ended 6-30-18 (Unaudited)	Period from 9/18/2017(1) to 12/31/2017	Six months ended 6-30-18 (Unaudited)	Year ended 12-31-17	Six months ended 6-30-18 (Unaudited)	Year ended 12-31-17
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$51	$126	$548	$1,188	$464	$1,278
Net realized gain on investments	54	333	676	15,227	328	10,877
Net change in unrealized appreciation (depreciation)	44	391	(181)	11,467	(479)	11,247
Net Increase in Net Assets Resulting from Operations	149	850	1,043	27,882	313	23,402
Distributions to Shareholders From:
Net investment income	—	—	—	(56)	—	(859)
Net realized gains	—	—	—	(5,656)	—	(4,983)
Total Distributions to Shareholders	—	—	—	(5,712)	—	(5,842)
Capital Share Transactions	2,594	16,619	(6,184)	(21,120)	(1,093)	(101,466)
Net Increase (Decrease) in Net Assets	2,743	17,469	(5,141)	1,050	(780)	(83,906)
Net Assets, Beginning of Period	17,469	—	137,160	136,110	82,073	165,979
Net Assets, End of Period	$20,212	$17,469	$132,019	$137,160	$81,293	$82,073
Undistributed net investment income	$186	$135	$1,734	$1,186	$1,741	$1,277

	InvestEd Conservative Portfolio		InvestEd Income Portfolio		InvestEd Fixed Income Portfolio
(In thousands)	Six months ended 6-30-18 (Unaudited)	Year ended 12-31-17	Six months ended 6-30-18 (Unaudited)	Period from 9/18/2017(1) to 12/31/2017	Six months ended 6-30-18 (Unaudited)	Period from 9/18/2017(1) to 12/31/2017
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$662	$1,606	$881	$675	$416	$246
Net realized gain (loss) on investments	282	(2,038)	171	526	(13)	(37)
Net change in unrealized appreciation (depreciation)	(954)	9,874	(1,438)	371	(675)	(213)
Net Increase (Decrease) in Net Assets Resulting from Operations	(10)	9,442	(386)	1,572	(272)	(4)
Distributions to Shareholders From:
Net investment income	—	(1,106)	—	—	—	—
Net realized gains	—	(1,874)	—	—	—	—
Total Distributions to Shareholders	—	(2,980)	—	—	—	—
Capital Share Transactions	(3,993)	(32,682)	3,691	94,951	3,233	44,278
Net Increase (Decrease) in Net Assets	(4,003)	(26,220)	3,305	96,523	2,961	44,274
Net Assets, Beginning of Period	87,809	114,029	96,523	—	44,274	—
Net Assets, End of Period	$83,806	$87,809	$99,828	$96,523	$47,235	$44,274
Undistributed net investment income	$2,266	$1,604	$1,614	$733	$688	$272

(1)	Commencement of operations.

See Accompanying Notes to Financial Statements.

14	SEMIANNUAL REPORT	2018

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2018	SEMIANNUAL REPORT	15

FINANCIAL HIGHLIGHTS	INVESTED PORTFOLIOS

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income(1)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
InvestEd Aggressive Portfolio
Six-month period ended 6-30-2018 (unaudited)	$10.54	$0.03		$0.07	$0.10	$—	$—	$—
Year ended 12-31-2017(3)	10.00	0.08		0.46	0.54	—	—	—

InvestEd Growth Portfolio
Six-month period ended 6-30-2018 (unaudited)	12.61	0.05		0.04	0.09	—	—	—
Year ended 12-31-2017	10.80	0.10		2.26	2.36	(0.01)	(0.54)	(0.55)
Year ended 12-31-2016	11.71	0.00	*	0.25	0.25	(0.03)	(1.13)	(1.16)
Year ended 12-31-2015	13.13	0.03		0.11	0.14	(0.05)	(1.51)	(1.56)
Year ended 12-31-2014	14.27	0.06		0.70	0.76	(0.14)	(1.76)	(1.90)
Year ended 12-31-2013	11.53	0.13		2.98	3.11	—	(0.37)	(0.37)

InvestEd Balanced Portfolio
Six-month period ended 6-30-2018 (unaudited)	11.65	0.07		(0.03)	0.04	—	—	—
Year ended 12-31-2017	10.76	0.10		1.68	1.78	(0.13)	(0.76)	(0.89)
Year ended 12-31-2016	11.44	0.06		0.20	0.26	(0.10)	(0.84)	(0.94)
Year ended 12-31-2015	12.38	0.11		(0.03)	0.08	(0.15)	(0.87)	(1.02)
Year ended 12-31-2014	13.12	0.17		0.41	0.58	(0.21)	(1.11)	(1.32)
Year ended 12-31-2013	11.24	0.22		1.92	2.14	—	(0.26)	(0.26)

InvestEd Conservative Portfolio
Six-month period ended 6-30-2018 (unaudited)	10.68	0.08		(0.08)	0.00 *	—	—	—
Year ended 12-31-2017	10.16	0.15		0.75	0.90	(0.14)	(0.24)	(0.38)
Year ended 12-31-2016	10.39	0.11		0.23	0.34	(0.13)	(0.44)	(0.57)
Year ended 12-31-2015	11.46	0.16		(0.31)	(0.15)	(0.21)	(0.71)	(0.92)
Year ended 12-31-2014	12.10	0.24		0.18	0.42	(0.29)	(0.77)	(1.06)
Year ended 12-31-2013	10.90	0.31		1.06	1.37	—	(0.17)	(0.17)

InvestEd Income Portfolio
Six-month period ended 6-30-2018 (unaudited)	10.16	0.09		(0.13)	(0.04)	—	—	—
Year ended 12-31-2017(3)	10.00	0.07		0.09	0.16	—	—	—

InvestEd Fixed Income Portfolio
Six-month period ended 6-30-2018 (unaudited)	10.00	0.09		(0.16)	(0.07)	—	—	—
Year ended 12-31-2017(3)	10.00	0.06		(0.06)	0.00 *	—	—	—

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	For the period from September 18, 2017 (commencement of operations of the Portfolio) through December 31, 2017.

(4)	Annualized.

16	SEMIANNUAL REPORT	2018

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate
InvestEd Aggressive Portfolio
Six-month period ended 6-30-2018 (unaudited)	$10.64	0.95%	$20	0.25	%(4)	0.54	%(4)	4%
Year ended 12-31-2017(3)	10.54	5.40	17	0.25	(4)	2.71	(3)	17

InvestEd Growth Portfolio
Six-month period ended 6-30-2018 (unaudited)	12.70	0.71	132	0.25	(4)	0.81	(4)	6
Year ended 12-31-2017	12.61	21.84	137	0.25		0.84		116
Year ended 12-31-2016	10.80	2.01	136	0.25		0.04		24
Year ended 12-31-2015	11.71	1.16	142	0.25		0.22		17
Year ended 12-31-2014	13.13	5.70	144	0.25		0.41		29
Year ended 12-31-2013	14.27	27.05	141	0.25		1.04		37

InvestEd Balanced Portfolio
Six-month period ended 6-30-2018 (unaudited)	11.69	0.34	81	0.25	(4)	1.14	(4)	9
Year ended 12-31-2017	11.65	16.60	82	0.25		0.86		73
Year ended 12-31-2016	10.76	2.17	166	0.25		0.53		25
Year ended 12-31-2015	11.44	0.72	162	0.25		0.84		15
Year ended 12-31-2014	12.38	4.72	162	0.25		1.27		20
Year ended 12-31-2013	13.12	19.11	152	0.25		1.84		42

InvestEd Conservative Portfolio
Six-month period ended 6-30-2018 (unaudited)	10.68	0.00	84	0.25	(4)	1.56	(4)	8
Year ended 12-31-2017	10.68	8.82	88	0.25		1.45		110
Year ended 12-31-2016	10.16	3.23	114	0.25		1.03		64
Year ended 12-31-2015	10.39	-1.29	103	0.25		1.41		34
Year ended 12-31-2014	11.46	3.66	99	0.25		1.97		30
Year ended 12-31-2013	12.10	12.56	91	0.25		2.72		42

InvestEd Income Portfolio
Six-month period ended 6-30-2018 (unaudited)	10.12	-0.39	100	0.25	(4)	1.80	(4)	5
Year ended 12-31-2017(3)	10.16	1.60	97	0.25	(4)	2.40	(4)	19

InvestEd Fixed Income Portfolio
Six-month period ended 6-30-2018 (unaudited)	9.93	-0.70	47	0.25	(4)	1.88	(4)	22
Year ended 12-31-2017(3)	10.00	0.00	44	0.25	(4)	1.96	(4)	23

See Accompanying Notes to Financial Statements.

2018	SEMIANNUAL REPORT	17

NOTES TO FINANCIAL STATEMENTS	INVESTED PORTFOLIOS

JUNE 30, 2018 (UNAUDITED)

1.	ORGANIZATION

The Ivy InvestEd 529 Plan (“InvestEd Plan”) was established under the Arizona Family College Savings Program (the “Program”). InvestEd Portfolios, a Delaware statutory trust (the “Trust”), is registered under the Investment Company Act of 1940 as an open-end management investment company. The Program was established by the State of Arizona as a qualified state tuition program in accordance with Section 529 of the Internal Revenue Code. InvestEd Plan is offered to Arizona residents and nationally. InvestEd Plan accounts are held in the name and for the benefit of the Arizona Commission for Post-Secondary Education in its capacity as Trustee of the Family College Savings Program Trust Fund (“Trust Fund”). An investment in the Program constitutes a purchase of an interest in the Trust Fund, a municipal fund security. The Trust Fund invests in the Trust and other investment options. InvestEd Aggressive Portfolio, InvestEd Growth Portfolio, InvestEd Balanced Portfolio, InvestEd Conservative Portfolio, InvestEd Income Portfolio and InvestEd Fixed Income Portfolio (each, a “Portfolio”) are series of the Trust. The assets belonging to each Portfolio are held separately by the transfer agent for the underlying funds and the custodian. The capital shares of each Portfolio represent a pro rata beneficial interest in the principal, net income and realized and unrealized capital gains or losses of its respective investments and other assets.

Accounts opened through the InvestEd Plan are not insured by the State of Arizona, the Trust Fund, the Arizona Commission for Post Secondary Education, or any other governmental entity, Waddell & Reed, Inc. (“W&R”), or any affiliated or related party and neither the principal invested nor the investment return is guaranteed by any of the above referenced parties. InvestEd Plan accounts are subject to the Federal tax laws and the laws, rules and regulations governing the Program. Any changes in such laws, rules or regulations may affect participation in, and the benefits of, the InvestEd Plan. The InvestEd Plan may be modified to comply with such changes.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by each Portfolio.

Security Transactions and Related Investment Income. Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

Income Taxes. It is the policy of each Portfolio to distribute all of its taxable income and capital gains to its shareholders and to otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. In addition, each Portfolio intends to pay distributions as required to avoid imposition of excise tax. Accordingly, no provision has been made for Federal income taxes. The Portfolios file income tax returns in U.S. federal and applicable state jurisdictions. The Portfolios’ tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax returns. Management of the Trust periodically reviews all tax positions to assess whether it is more likely than not that the position would be sustained upon examination by the relevant tax authority based on the technical merits of each position. As of the date of these financial statements, management believes that no liability for unrecognized tax positions is required.

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders are recorded by each Portfolio on the business day following record date. Net investment income dividends and capital gains distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“U.S. GAAP”). If the total dividends and distributions made in any tax year exceed net investment income and accumulated realized capital gains, a portion of the total distribution may be treated as a return of capital for tax purposes.

Concentration of Market and Credit Risk. Because the Portfolio invests substantially all of its assets in Ivy Funds mutual funds (“Underlying Funds”), the risks associated with investing in the Portfolios are closely related to the risks associated with the securities and other investments held by the Underlying Funds.

In the normal course of business, the Underlying Funds may invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Underlying Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Underlying Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Underlying Funds may be exposed to counterparty credit risk, or the risk that an entity with which the Underlying Funds have unsettled or open transactions may fail to or be unable to perform on its commitments. The Underlying Funds manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Underlying Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties.

18	SEMIANNUAL REPORT	2018

Certain Underlying Funds may hold high-yield or non-investment-grade bonds, that may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Underlying Funds may acquire securities in default and are not obligated to dispose of securities whose issuers subsequently default.

Certain Underlying Funds may enter into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument.

If an Underlying Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Underlying Funds, or, in the case of hedging positions, that the Underlying Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad.

Indemnification. The Trust’s organizational documents provide current and former Trustees and Officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Trust. In the normal course of business, the Trust may also enter into contracts that provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown and is dependent on future claims that may be made against the Trust. The risk of material loss from such claims is considered remote.

Basis of Preparation. Each Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The accompanying financial statements were prepared in accordance with U.S. GAAP, including but not limited to ASC 946. U.S. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.

Subsequent Events. Management has performed a review for subsequent events through the date this report was issued.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investments in affiliated mutual funds within the Ivy Funds family are valued at their Net Asset Value (“NAV”) as reported by the Underlying Funds. Short-term debt securities are valued at amortized cost, which approximates value.

Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at its direction that are used in determining the fair value of investments.

2018	SEMIANNUAL REPORT	19

A description of the valuation techniques applied to the Portfolios’ major classes of assets and liabilities measured at fair value on a recurring basis follows:

Equity Securities. Investments in registered open-end investment management companies will be valued based upon the NAV of such investments and are categorized as Level 1 of the fair value hierarchy.

Short-term Investments. Short-term investments having a maturity of 60 days or less are valued based on quotes that are obtained from an independent pricing service authorized by the Board. These investments are categorized as Level 2 of the fair value hierarchy.

There were no level 3 securities owned during the period ended June 30, 2018. There were no transfers between any levels during the period ended June 30, 2018.

4.	INVESTMENT MANAGEMENT AND PAYMENTS TO AFFILIATED PERSONS ($ amounts in thousands)

Under a Distribution and Service Plan for each Portfolio’s shares adopted by the Trust pursuant to Rule 12b–1 under the Investment Company Act of 1940, each Portfolio pays a distribution and/or service fee to W&R in an amount not to exceed 0.25% of each Portfolio’s average annual net assets. The fee is paid to compensate W&R for amounts it expends in connection with the distribution of the shares and/or provision of personal services to Portfolio shareholders and/or maintenance of shareholder accounts. All other Portfolio expenses are borne by Waddell & Reed Investment Management Company (“WRIMCO”), a wholly owned subsidiary of W&R.

Ivy Investment Management Company (“IICO”) serves as each Portfolio’s investment advisor. The Portfolios pay no management fees; however, IICO receives management fees from the underlying Ivy Funds. Each Portfolio pays advisory fees to IICO indirectly, as shareholders in the Underlying Funds. Likewise, each Portfolio indirectly pays other expenses related to the daily operations of the Underlying Funds.

As principal underwriter for each Portfolio’s shares, W&R receives sales commissions (which are not an expense of the Portfolios) for each Portfolio’s shares. A contingent deferred sales charge (“CDSC”) may be assessed against a shareholder’s redemption amount and paid to W&R. During the period ended June 30, 2018, W&R received the following amounts in sales commissions and CDSCs:

	Gross Sales Commissions	CDSC		Commissions Paid(1)
InvestEd Aggressive Portfolio	$32	$—	*	$22
InvestEd Growth Portfolio	63	—	*	45
InvestEd Balanced Portfolio	30	—	*	24
InvestEd Conservative Portfolio	31	—	*	21
InvestEd Income Portfolio	29	—	*	18
InvestEd Fixed Income Portfolio	9	—	*	5

*	Not Shown Due to Rounding

(1)	W&R reallowed/paid this portion of the sales charge to financial advisors and selling broker dealers.

5.	INVESTMENT SECURITIES TRANSACTIONS ($ amounts in thousands)

For the period ended June 30, 2018, the cost of purchases and the proceeds from maturities and sales of investments securities, other than U.S. Government and short-term securities, were as follows:

	Purchases	Sales
InvestEd Aggressive Portfolio	$3,657	$761
InvestEd Growth Portfolio	8,381	13,772
InvestEd Balanced Portfolio	7,231	7,535
InvestEd Conservative Portfolio	6,932	9,974
InvestEd Income Portfolio	10,085	5,171
InvestEd Fixed Income Portfolio	13,461	9,597

20	SEMIANNUAL REPORT	2018

6.	CAPITAL SHARE TRANSACTIONS (All amounts in thousands)

The Trust has authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

	InvestEd Aggressive Portfolio				InvestEd Growth Portfolio
	Six months ended 6-30-18		Period from 9-18-17(1) to 12-31-17		Six months ended 6-30-18		Year ended 12-31-17
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares	296	$3,175	1,683	$16,884	610	$7,816	1,634	$19,616
Shares issued in reinvestment of distributions to shareholders	—	—	—	—	—	—	455	5,712
Shares redeemed	(54)	(581)	(26)	(265)	(1,093)	(14,000)	(3,808)	(46,448)
Net increase (decrease)	242	$2,594	1,657	$16,619	(483)	$(6,184)	(1,719)	$(21,120)

	InvestEd Balanced Portfolio				InvestEd Conservative Portfolio
	Six months ended 6-30-18		Year ended 12-31-17		Six months ended 6-30-18		Year ended 12-31-17
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares	1,023	$12,027	2,326	$26,973	1,200	$12,846	9,043	$96,759
Shares issued in reinvestment of distributions to shareholders	—	—	503	5,842	—	—	279	2,980
Shares redeemed	(1,116)	(13,120)	(11,216)	(134,281)	(1,573)	(16,839)	(12,332)	(132,421)
Net (decrease)	(93)	$(1,093)	(8,387)	$(101,466)	(373)	$(3,993)	(3,010)	$(32,682)

	InvestEd Income Portfolio				InvestEd Fixed Income Portfolio
	Six months ended 6-30-18		Period from 9-18-17(1) to 12-31-17		Six months ended 6-30-18		Period from 9-18-17(1) to 12-31-17
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares	1,649	$16,706	10,285	$102,889	1,030	$10,216	4,847	$48,466
Shares issued in reinvestment of distributions to shareholders	—	—	—	—	—	—	—	—
Shares redeemed	(1,284)	(13,015)	(788)	(7,938)	(703)	(6,983)	(419)	(4,188)
Net increase	365	$3,691	9,497	$94,951	327	$3,233	4,428	$44,278

(1)	Commencement of operations.

7.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the SEC (“Order”), the Trust (Ivy Funds and Ivy Variable Insurance Portfolios; referred to with the Funds for purposes of this section as Funds) have the ability to lend money to, and borrow money from, each other pursuant to a master interfund lending agreement (“Interfund Lending Program”). Under the Interfund Lending Program, the Funds may lend or borrow money for temporary purposes directly to or from one another (each an “Interfund Loan”), subject to meeting the conditions of the Order. The interest rate to be charged on an Interfund Loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The Funds made no Interfund Loans under the Interfund Lending Program during the period ended June 30, 2018.

2018	SEMIANNUAL REPORT	21

8.	AFFILIATED COMPANY TRANSACTIONS (All amounts in thousands)

A summary of the transactions in affiliated companies during the period ended June 30, 2018 follows:

	12-31-17 Share Balance	Gross Additions	Gross Reductions	Realized Gain/(Loss)(1)		Distributions Received	6-30-18 Share Balance	6-30-18 Value	Net Change in Unrealized Appreciation/ (Depreciation)
InvestEd Aggressive Portfolio
Ivy Securian Core Bond, Class N	51	$153	$14	$—	*	$10	64	$670	$(16)
Ivy Corporate Bond, Class N	13	24	2	—	*	1	17	102	(4)
Ivy Core Equity Fund, Class N	68	212	62	4		—	77	1,321	60
Ivy Emerging Markets Equity Fund, Class N	50	318	27	1		—	63	1,235	(138)
Ivy Global Bond Fund, Class N	9	23	2	—	*	1	11	102	(2)
Ivy Government Securities Fund, Class N	77	119	11	—	*	4	98	515	(9)
Ivy High Income Fund, Class N	11	21	2	—	*	3	14	103	(2)
Ivy International Core Equity Fund, Class N	174	691	87	3		—	203	4,029	(117)
Ivy Large Cap Growth Fund, Class N	82	359	168	20		—	89	2,251	190
Ivy LaSalle Global Real Estate Fund, Class N	47	136	13	1		12	59	634	(2)
Ivy Limited-Term Bond Fund, Class N	31	89	9	—	*	4	39	410	(6)
Ivy Mid Cap Growth Fund, Class N(2)	35	163	91	11		—	37	1,028	96
Ivy Mid Cap Income Opportunities Fund, Class N	63	177	20	2		7	74	1,036	16
Ivy ProShares MSCI ACWI Index Fund, Class N	135	313	37	2		9	159	1,804	(22)
Ivy ProShares Russell 2000 Dividend Growers Index Fund, Class N	32	82	8	—	*	2	40	421	14
Ivy ProShares S&P 500 Bond Index Fund, Class N	13	37	3	—	*	2	16	154	(7)
Ivy ProShares S&P 500 Dividend Aristocrats Index Fund, Class N	116	277	31	2		12	137	1,529	(39)
Ivy Small Cap Core Fund, Class N	4	16	5	—	*	—	5	104	7
Ivy Small Cap Growth Fund, Class N	15	65	37	5		—	16	416	41
Ivy Value Fund, Class N	84	382	78	3		7	96	2,295	(16)
				$54		$74		$20,159	$44

22	SEMIANNUAL REPORT	2018

	12-31-17 Share Balance	Gross Additions	Gross Reductions	Realized Gain/(Loss)(1)	Distributions Received	6-30-18 Share Balance	6-30-18 Value	Net Change in Unrealized Appreciation/ (Depreciation)
InvestEd Growth Portfolio
Ivy Securian Core Bond, Class N	937	$1,106	$843	$(6)	$164	963	$10,082	$(271)
Ivy Corporate Bond, Class N	215	158	113	(1)	16	223	1,336	(50)
Ivy Core Equity Fund, Class N	461	279	868	54	—	424	7,295	359
Ivy Emerging Markets Equity Fund, Class N	304	771	540	18	—	315	6,193	(685)
Ivy Global Bond Fund, Class N	308	301	252	(1)	30	314	3,002	(60)
Ivy Government Securities Fund, Class N	1,362	830	619	(5)	64	1,403	7,396	(155)
Ivy High Income Fund, Class N	226	132	141	— *	57	225	1,676	(25)
Ivy International Core Equity Fund, Class N	1,119	836	1,877	83	—	1,064	21,144	(625)
Ivy Large Cap Growth Fund, Class N	563	490	1,861	202	—	500	12,687	1,141
Ivy LaSalle Global Real Estate Fund, Class N	252	269	225	(2)	51	256	2,756	(18)
Ivy Limited-Term Bond Fund, Class N	746	781	673	(3)	88	757	8,028	(123)
Ivy Mid Cap Growth Fund, Class N(2)	194	181	766	78	—	170	4,697	467
Ivy Mid Cap Income Opportunities Fund, Class N	353	210	374	34	33	338	4,733	61
Ivy ProShares MSCI ACWI Index Fund, Class N	1,022	489	940	62	59	978	11,115	(154)
Ivy ProShares Russell 2000 Dividend Growers Index Fund, Class N	259	216	222	1	17	258	2,746	89
Ivy ProShares S&P 500 Bond Index Fund, Class N	201	247	169	(2)	24	209	2,004	(101)
Ivy ProShares S&P 500 Dividend Aristocrats Index Fund, Class N	803	413	677	48	73	775	8,644	(268)
Ivy Small Cap Core Fund, Class N	33	25	79	7	—	30	681	46
Ivy Small Cap Growth Fund, Class N	118	103	440	46	—	103	2,714	281
Ivy Value Fund, Class N	584	544	1,412	63	38	546	13,014	(90)
				$676	$714		$131,943	$(181)

2018	SEMIANNUAL REPORT	23

	12-31-17 Share Balance	Gross Additions	Gross Reductions	Realized Gain/(Loss)(1)	Distributions Received	6-30-18 Share Balance	6-30-18 Value	Net Change in Unrealized Appreciation/ (Depreciation)
InvestEd Balanced Portfolio
Ivy Securian Core Bond, Class N	937	$1,237	$725	$(2)	$167	986	$10,320	$(278)
Ivy Corporate Bond, Class N	193	158	87	— *	15	205	1,231	(46)
Ivy Core Equity Fund, Class N	226	222	427	26	—	213	3,665	177
Ivy Emerging Markets Equity Fund, Class N	146	416	225	6	—	155	3,044	(337)
Ivy Global Bond Fund, Class N	308	339	218	(1)	31	321	3,073	(62)
Ivy Government Securities Fund, Class N	1,337	908	523	(2)	64	1,410	7,433	(157)
Ivy High Income Fund, Class N	190	135	108	— *	49	193	1,441	(22)
Ivy International Core Equity Fund, Class N	508	616	853	36	—	495	9,840	(289)
Ivy Large Cap Growth Fund, Class N	267	374	885	98	—	243	6,150	544
Ivy LaSalle Global Real Estate Fund, Class N	113	136	87	— *	23	118	1,269	(8)
Ivy Limited-Term Bond Fund, Class N	671	795	522	(1)	81	697	7,396	(113)
Ivy Mid Cap Growth Fund, Class N(2)	100	150	396	43	—	89	2,472	242
Ivy Mid Cap Income Opportunities Fund, Class N	181	165	192	17	17	178	2,491	31
Ivy ProShares MSCI ACWI Index Fund, Class N	541	401	498	32	32	530	6,023	(83)
Ivy ProShares Russell 2000 Dividend Growers Index Fund, Class N	117	111	86	1	8	119	1,265	41
Ivy ProShares S&P 500 Bond Index Fund, Class N	200	274	146	(1)	25	214	2,052	(104)
Ivy ProShares S&P 500 Dividend Aristocrats Index Fund, Class N	370	281	307	22	34	366	4,083	(125)
Ivy Small Cap Core Fund, Class N	20	25	48	4	—	19	418	27
Ivy Small Cap Growth Fund, Class N	53	75	199	21	—	48	1,250	128
Ivy Value Fund, Class N	280	413	678	29	18	268	6,395	(45)
				$328	$564		$81,311	$(479)

24	SEMIANNUAL REPORT	2018

	12-31-17 Share Balance	Gross Additions	Gross Reductions	Realized Gain/(Loss)(1)	Distributions Received	6-30-18 Share Balance	6-30-18 Value	Net Change in Unrealized Appreciation/ (Depreciation)
InvestEd Conservative Portfolio
Ivy Securian Core Bond, Class N	1,510	$1,594	$1,551	$(13)	$262	1,516	$15,874	$(436)
Ivy Corporate Bond, Class N	312	207	186	(2)	23	316	1,893	(72)
Ivy Core Equity Fund, Class N	189	154	461	29	—	170	2,923	140
Ivy Emerging Markets Equity Fund, Class N	78	178	158	6	—	79	1,560	(174)
Ivy Global Bond Fund, Class N	442	381	413	(3)	43	439	4,201	(84)
Ivy Government Securities Fund, Class N	2,155	1,180	1,118	(11)	101	2,169	11,433	(244)
Ivy High Income Fund, Class N	292	182	245	(1)	73	283	2,111	(31)
Ivy International Core Equity Fund, Class N	328	331	776	34	—	305	6,053	(188)
Ivy Large Cap Growth Fund, Class N	229	265	926	102	—	199	5,045	446
Ivy LaSalle Global Real Estate Fund, Class N	61	58	62	(1)	12	61	651	(5)
Ivy Limited-Term Bond Fund, Class N	1,122	1,036	1,158	(9)	131	1,112	11,798	(180)
Ivy Mid Cap Growth Fund, Class N(2)	71	88	339	35	—	61	1,690	167
Ivy Mid Cap Income Opportunities Fund, Class N	130	100	197	17	12	122	1,703	17
Ivy ProShares MSCI ACWI Index Fund, Class N	368	230	480	32	21	344	3,912	(62)
Ivy ProShares Russell 2000 Dividend Growers Index Fund, Class N	63	45	61	— *	4	61	649	21
Ivy ProShares S&P 500 Bond Index Fund, Class N	345	386	332	(4)	41	351	3,366	(173)
Ivy ProShares S&P 500 Dividend Aristocrats Index Fund, Class N	319	205	383	27	29	300	3,350	(114)
Ivy Small Cap Core Fund, Class N	11	11	33	3	—	10	214	14
Ivy Small Cap Growth Fund, Class N	19	22	85	9	—	16	427	44
Ivy Value Fund, Class N	226	279	728	32	14	206	4,918	(40)
				$282	$766		$83,771	$(954)

2018	SEMIANNUAL REPORT	25

	12-31-17 Share Balance	Gross Additions	Gross Reductions	Realized Gain/(Loss)(1)		Distributions Received	6-30-18 Share Balance	6-30-18 Value	Net Change in Unrealized Appreciation/ (Depreciation)
InvestEd Income Portfolio
Ivy Securian Core Bond, Class N	1,668	$2,097	$689	$1		$304	1,802	$18,870	$(507)
Ivy Corporate Bond, Class N	344	269	83	—	*	27	375	2,251	(84)
Ivy Core Equity Fund, Class N	149	190	263	18		—	144	2,482	119
Ivy Emerging Markets Equity Fund, Class N	43	120	36	1		—	47	927	(104)
Ivy Global Bond Fund, Class N	317	332	120	—	*	33	339	3,246	(65)
Ivy Government Securities Fund, Class N	2,468	1,600	514	1		122	2,674	14,094	(296)
Ivy High Income Fund, Class N	226	191	113	—	*	59	236	1,757	(26)
Ivy International Core Equity Fund, Class N	217	343	329	16		—	217	4,317	(127)
Ivy Large Cap Growth Fund, Class N	148	267	464	55		—	138	3,498	307
Ivy LaSalle Global Real Estate Fund, Class N	45	51	18	—	*	10	48	516	(3)
Ivy Limited-Term Bond Fund, Class N	2,745	3,076	1,141	—	*	338	2,927	31,052	(473)
Ivy Mid Cap Growth Fund, Class N(2)	39	76	149	17		—	36	1,004	98
Ivy Mid Cap Income Opportunities Fund, Class N	72	83	68	6		7	72	1,012	13
Ivy ProShares MSCI ACWI Index Fund, Class N	300	285	248	17		18	301	3,426	(47)
Ivy ProShares Russell 2000 Dividend Growers Index Fund, Class N	46	41	19	1		3	48	514	17
Ivy ProShares S&P 500 Bond Index Fund, Class N	381	499	147	—	*	48	417	4,001	(201)
Ivy ProShares S&P 500 Dividend Aristocrats Index Fund, Class N	220	211	162	12		21	223	2,488	(74)
Ivy Small Cap Core Fund, Class N	12	19	27	3		—	11	255	17
Ivy Small Cap Growth Fund, Class N	11	19	38	4		—	10	254	26
Ivy Value Fund, Class N	166	316	372	19		11	163	3,897	(28)
				$171		$1,001		$99,861	$(1,438)

InvestEd Fixed Income Portfolio
Ivy Securian Core Bond, Class N	308	$1,034	$716	$(1)		$56	338	$3,542	$(91)
Ivy Corporate Bond, Class N	71	139	96	—	*	6	78	466	(16)
Ivy Global Bond Fund, Class N	203	606	430	(1)		21	221	2,114	(41)
Ivy Government Money Market Fund, Class N	7,691	2,313	1,711	—		48	8,293	8,293	—
Ivy Government Securities Fund, Class N	813	1,365	955	(1)		39	891	4,697	(94)
Ivy Limited-Term Bond Fund, Class N	2,348	7,725	5,511	(10)		286	2,557	27,133	(387)
Ivy ProShares S&P 500 Bond Index Fund, Class N	88	279	191	—	*	11	97	930	(46)
				$(13)		$467		$47,175	$(675)

*	Not shown due to rounding.

(1)	Included in Realized Gain/Loss, if applicable, are distributions from capital gains from the underlying securities.

(2)	No dividends were paid during the preceding 12 months.

26	SEMIANNUAL REPORT	2018

9.	FEDERAL INCOME TAX MATTERS ($ amounts in thousands)

For Federal income tax purposes, cost of investments owned at June 30, 2018 and the related unrealized appreciation (depreciation) were as follows:

Portfolio	Cost of Investments	Gross Appreciation	Gross Depreciation	Net Unrealized Appreciation (Depreciation)
InvestEd Aggressive Portfolio	$19,774	$615	$180	$435
InvestEd Growth Portfolio	129,818	3,978	1,571	2,407
InvestEd Balanced Portfolio	81,170	1,945	1,260	685
InvestEd Conservative Portfolio	84,268	1,411	1,704	(293)
InvestEd Income Portfolio	101,198	1,020	2,094	(1,074)
InvestEd Fixed Income Portfolio	48,453	—	904	(904)

For Federal income tax purposes, the Portfolios’ distributed and undistributed earnings and profit for the year ended December 31, 2017 and the post-October and late-year ordinary activity updated with information available through the date of this report were as follows:

Portfolio	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Tax Return of Capital	Post- October Capital Losses Deferred	Late- Year Ordinary Losses Deferred
InvestEd Aggressive Portfolio	$178	$290	$—	$—	$—
InvestEd Growth Portfolio	3,141	13,240	—	—	—
InvestEd Balanced Portfolio	2,865	9,265	—	—	—
InvestEd Conservative Portfolio	1,604	—	—	—	—
InvestEd Income Portfolio	781	483	—	—	—
InvestEd Fixed Income Portfolio	272	—	—	—	—

Internal Revenue Code regulations permit each Portfolio to elect to defer into its next fiscal year capital losses and certain specified ordinary items incurred between each November 1 and the end of its fiscal year. Each Portfolio is also permitted to defer into its next fiscal certain ordinary losses that generated between each January 1 and the end of its fiscal year.

The tax character of dividends and distributions paid during the two fiscal years ended December 31, 2017 and 2016 were as follows:

	December 31, 2017		December 31, 2016
Portfolio	Distributed Ordinary Income(1)	Distributed Long-Term Capital Gains	Distributed Ordinary Income(1)	Distributed Long-Term Capital Gains
InvestEd Aggressive Portfolio	$—	$—	N/A	N/A
InvestEd Growth Portfolio	227	5,485	$395	$12,773
InvestEd Balanced Portfolio	992	4,850	1,468	11,757
InvestEd Conservative Portfolio	1,345	1,635	1,443	4,716
InvestEd Income Portfolio	—	—	N/A	N/A
InvestEd Fixed Income Portfolio	—	—	N/A	N/A

(1)	Includes short-term capital gains distributed, if any.

Accumulated capital losses represent net capital loss carryovers as of December 31, 2017 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. As of December 31, 2017, the capital loss carryovers were as follows:

Post-Enactment
Portfolio	Short-Term Capital Loss Carryover	Long-Term Capital Loss Carryover
InvestEd Aggressive Portfolio	$—	$—
InvestEd Growth Portfolio	—	—
InvestEd Balanced Portfolio	—	—
InvestEd Conservative Portfolio	—	2,078
InvestEd Income Portfolio	—	—
InvestEd Fixed Income Portfolio	33	—

2018	SEMIANNUAL REPORT	27

PROXY VOTING INFORMATION	INVESTED PORTFOLIOS

Proxy	Voting Guidelines

A description of the policies and procedures the underlying Waddell & Reed Advisors Funds uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1.888.WADDELL and (ii) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy	Voting Records

Information regarding how the InvestEd Portfolios and the underlying funds, as applicable, voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on Form N-PX through Waddell & Reed’s website at www.waddell.com and on the SEC’s website at www.sec.gov.

28	SEMIANNUAL REPORT	2018

QUARTERLY PORTFOLIO SCHEDULE INFORMATION	INVESTED PORTFOLIOS

Portfolio holdings can be found on the Trust’s website at www.waddell.com. Alternatively, a complete schedule of portfolio holdings of each Portfolio for the first and third quarters of each fiscal year is filed with the SEC and can be found on the Trust’s Form N-Q. These holdings may be viewed in the following ways:

•	On the SEC’s website at www.sec.gov.

•	For review and copy at the SEC’s Public Reference Room in Washington, DC. Information on the operations of the Public Reference Room may be obtained by calling 1.800.SEC.0330.

2018	SEMIANNUAL REPORT	29

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30	SEMIANNUAL REPORT	2018

INVESTED PORTFOLIOS

InvestEd Aggressive Portfolio

InvestEd Growth Portfolio

InvestEd Balanced Portfolio

InvestEd Conservative Portfolio

InvestEd Income Portfolio

InvestEd Fixed Income Portfolio

1.888.WADDELL

Visit us online at www.waddell.com

Before investing, investors should carefully consider the investment objectives, risks, charges and expenses of the IVY InvestEdSM 529 PLAN. This and other important information is contained in the IVY InvestEdSM 529 PLAN Program Overview, IVY InvestEdSM 529 PLAN Account Application, and the prospectuses, or if available, summary prospectuses, all of which may be obtained at ivyinvestments.com or from a financial advisor. Read them carefully before investing.

An investor should also consider, before investing, whether the investor’s or designated beneficiary’s home state offers any state tax or other benefits that are only available for investments in such state’s 529 college savings plan.

2018	SEMIANNUAL REPORT	31

SEMIANN-INVESTED (6-18)

ITEM 2. CODE OF ETHICS

Required in annual report only.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Required in annual report only.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Required in annual report only.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

See Item 1 Shareholder Report.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of directors.

ITEM 11. CONTROLS AND PROCEDURES.

(a)

The Registrant’s Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant’s management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s second fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Required in annual report only.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)).

Attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

INVESTED PORTFOLIOS

(Registrant)

By:	/s/ Jennifer K. Dulski
Jennifer K. Dulski, Secretary

Date:	September 7, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Philip J. Sanders
Philip J. Sanders, Principal Executive Officer

Date:	September 7, 2018

By:	/s/ Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date:	September 7, 2018